Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 6,723	$ 6,728
Less accumulated depreciation and amortization	(4,210)	(4,110)
Total Premises and Equipment	2,513	2,618
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	522	534
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,348	3,323
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	2,721	2,719
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	113	126
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 19	$ 26